Commitments and Contingencies, Claims (Details) - USD ($)		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2023
Minimum [Member]
Claims [Abstract]
Period before arbitrator is expected to issue award		45 days
Maximum [Member]
Claims [Abstract]
Period before arbitrator is expected to issue award		60 days
Sale of M/V Magic Moon [Member]
Claims [Abstract]
Percentage of purchase price required as deposit into escrow account	10.00%
Deposit into escrow by buyers	$ 1,395,000
Sale of M/V Magic Moon [Member] | Prepaid Expenses and Other Assets [Member]
Claims [Abstract]
Damages and related expenses		$ 115,000
Counter-security payment		$ 1,395,000